SEGMENT	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT

NOTE 16 – SEGMENT REPORTING

The Company uses the “management approach” in determining its operating segments. The management approach considers the internal organization and reporting used by the Group’s Chief Operating Decision Maker (“CODM”) for making strategic decisions, assessing performance, and allocating resources. The Company’s CODM has been identified as the Chief Executive Officer of the Group. The Company determined it operates as one consolidated segment and therefore has one reportable segment. The Company designs, processes and manufactures fashionable and high-quality leashes, collars and harnesses to complement cats’ and dogs’ appearances, as well as intelligent pet products. The Company also provides dyeing services to external customers. The dyeing service is to utilize the existing production capacity and the pet grooming service is immaterial. Therefore, the Company concludes that essentially the Company’s products and services have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution, hence the Company has only one reporting segment.

Revenue by product and service category

The summary of total revenue by products and services categories consisted of the following:

	For the Years Ended June 30,
Product and services category	2026	2025	2024
Product
Traditional pet products	$9,655,071	$8,647,605	$9,020,839
Intelligent pet products	4,058,888	6,298,625	4,384,631
Climbing hooks and others	2,170,284	5,761,477	1,355,016
Total revenue from products	15,884,243	20,707,707	14,760,486

Service
Dyeing services	-	-	87,416
Total revenue from services	-	-	87,416
Total	$15,884,243	$20,707,707	$14,847,902

Revenue by geographic location

Geographic information about the revenue, which is classified based on customers, is set out as follows:

	For the Years Ended June 30,
Geographic location	2026	2025	2024
Sales to international markets	$10,871,457	$13,621,337	$10,063,227
Sales to China domestic markets	5,012,786	7,086,370	4,784,675
Total	$15,884,243	$20,707,707	$14,847,902

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)